Taxes - Schedule of Tax Payable (Details) - Tax payable [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Payable [Line Items]
Value added tax payable	$ 11,333	$ 28,713
Income tax receivable
Other tax payable	3,325	36,656
Total taxes payable from continuing operations	14,658	65,369
Value added tax payable	1,577
Income tax receivable	(12)
Other tax payable	227
Total taxes payable from discontinued operations	1,792
Total taxes payable	$ 16,450	$ 65,369